United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  Quarter ended 6/30/09

Item 1.                      Schedule of Investments

Federated Municipal Securities Fund, Inc.

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount	Value

		MUNICIPAL BONDS--99.2%
		Alabama--0.8%
$1,400,000		Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.)/(United States Treasury PRF 12/1/2013@100), 12/1/2024	$1,628,648
2,000,000		Homewood, AL Educational Building Authority, Educational Facilities Revenue Bonds (Series 2007-A), 5.00% (Samford University)/(MBIA Insurance Corp. INS), 12/1/2034	1,835,480
		TOTAL	3,464,128
		Arizona--2.7%
1,000,000		Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	1,099,160
2,000,000		Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2023	2,115,340
155,000		Cochise County, AZ USD No. 68, UT GO Refunding Bonds, 7.50% (FGIC & MBIA Insurance Corp. INS), 7/1/2010	164,323
365,000		Flagstaff, AZ Street and Highway, Revenue Bonds, 7.75% (FGIC & MBIA Insurance Corp. INS), 7/1/2009	365,062
2,000,000		Phoenix, AZ Civic Improvement Corp., Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	2,152,840
560,000		Pima County, AZ USD No. 1, UT GO Bonds (Series E), 6.75% (FGIC & MBIA Insurance Corp. INS), 7/1/2011	611,458
4,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.03%), 1/1/2034	4,012,000
1,810,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/ (Radian Asset Assurance, Inc. INS), 12/1/2030	1,441,719
		TOTAL	11,961,902
		Arkansas--0.3%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	1,010,600
375,000		North Little Rock, AR Electric Authority, Revenue Refunding Bonds (Series A), 6.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.56%), 7/1/2015	417,064
		TOTAL	1,427,664
		California--11.1%
2,665,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2005F), 5.00%, 5/1/2022	2,735,676
1,000,000		California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	1,025,280
5,000,000		California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2025	4,637,900
1,000,000		California State, UT GO Bonds, 5.00%, 2/1/2023	951,350
170,000		California State, UT GO Bonds, 5.75%, 5/1/2030	164,771
5,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	4,179,100
3,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	2,887,410
2,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	1,951,040
4,000,000		California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	3,898,280
2,500,000		California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.95%), 4/1/2031	2,409,675
1,495,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	1,518,711
1,930,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	1,961,613
1,000,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.00% (Original Issue Yield: 5.11%), 7/1/2033	955,600
1,000,000		Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.10%), 7/1/2039	965,360
1,110,000		Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.00% (Original Issue Yield: 5.35%), 1/1/2034	1,060,216
1,500,000		Manhattan Beach, CA, COP (Series 2004), 5.00% (AMBAC INS), 1/1/2036	1,419,990
1,350,000		Poway, CA USD, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch)/(Original Issue Yield: 5.21%), 9/1/2035	1,097,591
6,000,000		Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	6,110,280
2,400,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028	1,989,360
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	2,559,660
3,000,000		Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2023	3,053,370
1,000,000		Tustin, CA USD, Community Facilities District #97-1, Sr. Lien Special Tax Bonds (Series 2002 A), 5.00% (FSA INS)/(Original Issue Yield: 5.06%), 9/1/2038	834,300
1,500,000		University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	1,542,045
		TOTAL	49,908,578
		Colorado--2.3%
4,000,000		Boulder Valley, CO School District RE No. 2, UT GO Bonds, 5.00%, 12/1/2034	4,062,400
710,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	614,455
710,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	669,778
1,590,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	1,651,024
125,000		Douglas County, CO School District, UT GO Bonds (Series A), 8.00% (MBIA Insurance Corp. INS), 12/15/2009	129,210
4,000,000		Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	3,046,240
		TOTAL	10,173,107
		Connecticut--0.3%
1,375,000		Connecticut State, UT GO Bonds (Series 2009A), 5.00%, 2/15/2029	1,449,030
		District of Columbia--1.5%
3,000,000		District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children's Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	2,805,360
2,440,000		District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 10/1/2034	2,398,569
1,310,000		District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.)/ (AMBAC INS), 7/1/2016	1,381,709
		TOTAL	6,585,638
		Florida--5.3%
1,000,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	909,450
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	860,377
3,455,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	4,000,855
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	3,688,170
500,000		Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021	559,535
5,000,000		Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	4,890,750
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC & MBIA Insurance Corp. INS), 7/1/2013	1,048,660
1,000,000		Orlando, FL Utilities Commission, System Revenue Refunding Bonds (Series 2009B), 5.00%, 10/1/2033	994,360
5,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.125% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.34%), 11/1/2027	5,035,050
1,870,000		Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2032	1,840,809
100,000		Village Center Community Development District, FL, Revenue Refunding Bond (Series A), 5.50% (MBIA Insurance Corp. INS), 11/1/2013	104,065
		TOTAL	23,932,081
		Georgia--3.2%
5,000,000		Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (Original Issue Yield: 5.78%), 1/1/2033	5,276,650
2,000,000		Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	1,870,100
1,000,000		Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	1,075,950
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	1,037,630
3,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	3,070,530
2,000,000		Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/ (United States Treasury PRF 10/1/2009@102), 10/1/2019	2,071,860
		TOTAL	14,402,720
		Hawaii--0.5%
2,000,000		Hawaii State, UT GO Bonds (Series 2006D1), 5.00% (FSA INS), 3/1/2025	2,091,880
		Illinois--3.2%
355,000		Chicago, IL Board of Education, COP (Series A), 6.25% (MBIA Insurance Corp. INS), 1/1/2011	379,470
3,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2028	3,033,270
3,000,000		Chicago, IL, UT GO Bonds, 5.25%, 1/1/2027	3,099,690
2,000,000		Chicago, IL, UT GO Bonds, 5.25%, 1/1/2028	2,049,600
1,330,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/1/2032	1,192,372
100,000		Illinois Department Central Management Services, COP, 6.15% (Original Issue Yield: 6.20%), 7/1/2013	100,855
2,145,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	2,126,789
450,000		Illinois State, UT GO Bonds, 5.25%, 10/1/2018	483,565
310,000		Joliet, IL Junior College Assistance Corp., Revenue Bonds, 6.70% (Original Issue Yield: 6.78%), 9/1/2012	335,510
400,000		Kane County, IL School District No. 129, UT GO Bonds (Series A), 6.50% (MBIA Insurance Corp. INS), 2/1/2010	411,472
125,000		Posen, IL, UT GO Bonds, 4.20% (MBIA Insurance Corp. INS), 12/1/2017	129,289
130,000		Posen, IL, UT GO Bonds, 4.30% (MBIA Insurance Corp. INS), 12/1/2018	133,866
140,000		Posen, IL, UT GO Bonds, 4.40% (MBIA Insurance Corp. INS), 12/1/2019	143,772
200,000		Southwestern, IL Development Authority, Revenue Bonds, 4.95% (FGIC & MBIA Insurance Corp. INS), 1/1/2020	201,576
175,000		University of Illinois, COP (Series B), 5.25% (United States Treasury PRF 8/15/2011@100), 8/15/2021	188,024
400,000		University of Illinois, COP (Series A), 5.50% (United States Treasury PRF 8/15/2011@100), 8/15/2017	431,844
		TOTAL	14,440,964
		Indiana--2.9%
375,000		Blue River Valley Independent School Building Corp., First Mortgage Revenue Bonds, 5.00% (FGIC & MBIA Insurance Corp. INS), 1/15/2023	384,341
60,000		Carmel Independent 2002 School Building Corp., First Mortgage Revenue Bonds, 4.30% (FSA INS), 1/15/2023	59,181
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	1,020,280
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	1,995,136
1,005,000		Indiana Municipal Power Agency, Revenue Bonds (Series B), 5.25%, 1/1/2018	1,033,763
1,500,000		Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,801,515
100,000		Indiana State Toll Road Commission, Revenue Bonds, 9.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.50%), 1/1/2015	122,707
4,000,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,330,640
250,000		Indianapolis, IN Local Public Improvement Bond Bank, Revenue Refunding Bonds (Series A), 6.50%, 1/1/2013	281,370
110,000		Marion County, IN Convention and Recreational Facilities Authority, Revenue Refunding Bond (Series A), 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 6/1/2021	110,229
2,000,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,452,040
500,000		Westfield Washington, IN Schools, Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 1/15/2022	545,325
		TOTAL	13,136,527
		Kansas--0.5%
1,010,000		Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(MBIA Insurance Corp. INS), 11/15/2032	865,742
1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	1,297,177
		TOTAL	2,162,919
		Kentucky--0.7%
3,000,000		Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	3,168,000
		Louisiana--0.3%
250,000		New Orleans, LA, UT GO Refunding Bonds, 5.50% (FGIC INS), 12/1/2013	259,473
1,500,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	1,255,950
		TOTAL	1,515,423
		Massachusetts--1.3%
170,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	177,174
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,149,900
4,550,000		Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance, Inc. INS), 8/15/2025	3,364,861
1,000,000		Sterling, MA, UT GO Bonds, 6.00% (United States Treasury PRF 2/15/2010@101), 2/15/2020	1,045,150
		TOTAL	5,737,085
		Michigan--3.4%
3,560,000		Detroit, MI Water Supply System, Refunding Revenue Bonds (Series 2006C), 5.00% (FSA INS), 7/1/2029	3,378,760
4,000,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	3,279,600
1,000,000		Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC & MBIA Insurance Corp. INS), 5/1/2018	1,021,100
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,435,470
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital Medical Center)/(Original Issue Yield: 5.67%), 3/1/2022	952,570
2,470,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2009A), 5.35%, 6/1/2022	2,479,139
2,900,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,704,946
		TOTAL	15,251,585
		Mississippi--1.9%
8,000,000		Mississippi State, UT GO Bonds (Series 2007B), 5.00%, 12/1/2024	8,468,320
		Missouri--0.3%
1,335,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,041,300
100,000		Stone County Missouri Reorganized School District, UT GO Refunding Bonds, 7.60% (MBIA Insurance Corp. INS), 3/1/2010	104,329
		TOTAL	1,145,629
		Nebraska--0.4%
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.15%), 1/1/2033	1,959,380
		Nevada--1.3%
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	3,905,400
500,000		Clark County, NV School District, UT GO Bonds (Series A), 7.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.05%), 6/1/2010	527,450
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	993,500
245,000		Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	98,921
585,000		Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	234,720
125,000		Washoe County, NV, LT GO Bonds (Series B), 5.00% (AMBAC INS), 5/1/2022	127,791
		TOTAL	5,887,782
		New Hampshire--0.3%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,556,687
		New Mexico--1.1%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034	2,043,720
3,000,000		University of New Mexico, Subordinate Lien System Improvement Revenue Bonds (Series 2007A), 5.00% (FSA INS), 6/1/2036	2,930,460
		TOTAL	4,974,180
		New York--10.2%
2,000,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	1,877,600
2,000,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,064,740
3,080,000		New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2026	3,200,028
4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 0.083% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	2,684,760
3,970,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.00%, 6/15/2032	3,978,694
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,026,070
270,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.75% (Original Issue Yield: 5.90%), 6/15/2040	288,390
4,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009 S-1), 5.50% (TFA State/School Building Aid)/(Original Issue Yield: 5.60%), 7/15/2028	4,129,280
5,000,000		New York City, NY, UT GO Bonds (Series 2009I-1), 5.375% (Original Issue Yield: 5.55%), 4/1/2036	5,123,500
1,060,000		New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	1,095,658
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	2,036,600
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(United States Treasury PRF 5/15/2010@101), 5/15/2016	5,297,400
2,500,000		New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,616,825
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA Insurance Corp. INS), 6/1/2014	2,192,671
2,000,000	1,2	Triborough Bridge & Tunnel Authority, NY, DRIVERs (Series 3063), 13.826%, 5/15/2016	2,121,200
4,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	3,987,720
		TOTAL	45,721,136
		North Carolina--1.6%
1,660,000		Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital )/(FSA INS), 10/1/2036	1,619,911
4,000,000		North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2009B), 5.00% (Duke University), 10/1/2038	4,033,520
1,600,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,368,752
		TOTAL	7,022,183
		Ohio--3.1%
5,000,000		American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.25%, 2/15/2028	5,044,550
1,700,000		Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	1,735,343
100,000		Dayton, OH, LT GO Bonds, 7.00% (MBIA Insurance Corp. INS), 12/1/2009	102,737
200,000		Fairfield County, OH, LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2023	205,160
1,660,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GTD by GNMA COL Home Mortgage Program), 9/1/2028	1,680,634
1,345,000		Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	1,393,743
90,000		Ohio State Water Development Authority, Revenue Bonds (Series I), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.45%), 12/1/2014	102,268
1,800,000		Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/ (Original Issue Yield: 5.37%), 1/1/2033	1,800,000
2,000,000		Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,131,740
		TOTAL	14,196,175
		Oklahoma--0.3%
75,000		McAlester, OK Public Works Authority, Revenue Bonds (Series A), 5.75% (FSA INS), 2/1/2020	75,863
1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA Insurance Corp. INS), 10/1/2016	1,114,820
		TOTAL	1,190,683
		Oregon--0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,523,835
		Pennsylvania--8.8%
3,890,000		Allegheny County, PA Hospital Development, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	3,898,247
1,280,000		Allegheny County, PA Hospital Development, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,028,096
1,085,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	979,907
1,435,000		Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	1,434,943
1,700,000	1,2	Commonwealth of Pennsylvania, JP Morgan Chase DRIVERs (Series 3350), 17.67%, 3/15/2017	2,190,212
5,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	5,355,400
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	3,027,810
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,020,930
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	5,381,900
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania )/(Syncora Guarantee, Inc. INS), 7/1/2039	1,409,280
3,000,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	3,104,550
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	999,960
5,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	5,240,050
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.29%), 1/1/2032	980,590
1,250,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	1,208,363
1,000,000		Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	1,012,340
135,000		Pittsburgh, PA Water & Sewer Authority, Revenue Refunding Bonds, 6.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.65%), 9/1/2016	155,419
1,000,000		University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	1,096,850
		TOTAL	39,524,847
		Puerto Rico--0.5%
1,000,000		Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009	1,000,080
1,000,000		Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (MBIA Insurance Corp. INS), 7/1/2029	948,990
470,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	343,443
200,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	130,464
		TOTAL	2,422,977
		Rhode Island--0.6%
2,500,000		Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,531,600
		South Carolina--1.3%
220,000		Piedmont Municipal Power Agency, SC, Revenue Bond (Series 2004A), 6.50% (FGIC INS)/ (Original Issue Yield: 6.625%), 1/1/2016	238,700
280,000		Piedmont Municipal Power Agency, SC, Revenue Bond (Series A), 6.50% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.625%), 1/1/2016	345,699
580,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.84%), 11/15/2030	658,747
4,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 1.10% Floating Rate Notes (Palmetto Health Alliance), Mandatory Tender 8/1/2013	3,693,800
1,000,000		South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.375% (Original Issue Yield: 5.60%), 1/1/2028	1,051,260
		TOTAL	5,988,206
		South Dakota--1.0%
2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	2,298,981
2,325,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	2,370,314
		TOTAL	4,669,295
		Tennessee--1.6%
1,880,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	2,161,004
1,120,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	1,287,406
935,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,065,507
1,565,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,783,443
1,000,000		Tennessee State, GO Bonds (Series 2009A), 5.00%, 5/1/2027	1,054,260
		TOTAL	7,351,620
		Texas--8.0%
225,000		Brazoria County Texas Municipal Utility District NO 26, UT GO Bonds, 4.50% (FGIC & MBIA Insurance Corp. INS)/(Original Issue Yield: 4.53%), 9/1/2024	181,613
2,000,000		Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 6.28%), 2/1/2022	2,305,300
375,000		Corpus Christi, TX Business & Job Development Corp., Revenue Bonds, 5.375% (AMBAC INS), 3/1/2018	380,044
500,000		Corpus Christi, TX Business & Job Development Corp., Revenue Bonds, 5.375% (AMBAC INS), 3/1/2020	504,590
3,000,000		Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	2,828,970
2,200,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	2,272,446
4,000,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2012	4,192,160
2,000,000		Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.08%), 8/15/2033	1,972,300
500,000		Harris County-Houston, TX Sports Authority, Sr. Lien Revenue Bonds (Series G), 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.47%), 11/15/2021	461,370
600,000		Houston, TX Water Conveyance System, COP (Series H), 7.50% (AMBAC INS), 12/15/2011	660,798
1,000,000		Humble, TX ISD, UT GO Bonds, 5.00% (FGIC & MBIA Insurance Corp. INS), 2/15/2024	1,030,720
1,000,000		La Feria, TX ISD, School Building UT GO Bonds, 5.00% (GTD by PSFG), 2/15/2037	1,002,860
250,000		Laredo, TX ISD, Revenue Bonds (Series A), 5.00% (AMBAC INS), 8/1/2019	256,362
250,000		Lower Colorado River Authority, TX, Revenue Bonds, 6.00% (United States Treasury COL)/(Original Issue Yield: 6.619%), 1/1/2017	295,367
30,000		North Texas Municipal Water District, Revenue Bonds, 4.20% (AMBAC INS), 6/1/2020	30,169
2,300,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	2,092,770
2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	1,753,109
1,000,000		Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	1,000,180
3,515,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2009A), 5.25%, 2/1/2027	3,695,917
1,000,000		Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (GTD by PSFG), 8/15/2026	1,045,640
1,250,000	1,2	Spring Branch, TX ISD, JP Morgan Chase DRIVERs (Series 3377), 18.507%, 2/1/2015	1,372,250
200,000		Texas Public Building Authority, Revenue Refunding Bonds, 6.00% (United States Treasury COL), 8/1/2014	227,016
1,525,000		Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,594,098
5,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	5,080,700
		TOTAL	36,236,749
		Utah--2.8%
8,875,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	10,443,213
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	2,031,440
		TOTAL	12,474,653
		Vermont--0.4%
1,000,000		Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023	940,450
3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 1.75% TOBs (Middlebury College ), Optional Tender 11/2/2009	3,001
1,165,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2003A), 5.375% (Vermont Law School)/(Original Issue Yield: 5.60%), 1/1/2023	1,014,237
		TOTAL	1,957,688
		Virginia--3.7%
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	5,226,150
3,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF 6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037	3,450,990
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co.), 4/1/2033	3,678,675
4,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2027	4,221,000
		TOTAL	16,576,815
		Washington--2.4%
5,595,000		Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	5,609,547
2,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2009A), 6.50% (Swedish Health Services)/(Original Issue Yield: 6.73%), 11/15/2033	2,030,540
1,150,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	913,273
2,000,000	1,2	Washington State, UT GO Bonds (ROLs II-R11609), 13.58%, 1/1/2016	2,158,820
		TOTAL	10,712,180
		West Virginia--0.4%
2,200,000		Pleasants County, WV County Commission, PCR Revenue Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	1,899,106
		Wisconsin--6.6%
1,000,000		Marinette County, WI, UT GO Refunding Bonds, 6.50% (United States Treasury PRF 9/1/2017@100), 9/1/2018	1,069,410
100,000		Oshkosh, WI Storm Water Utility, Revenue Bond (Series C), 4.50% (Syncora Guarantee, Inc. LOC)/(Original Issue Yield: 4.55%), 5/1/2023	96,106
20,000		Sauk County, WI, UT GO Bonds, 4.00% (FGIC INS)/(Original Issue Yield: 4.96%), 10/1/2012	20,757
1,570,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	1,584,350
6,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	6,394,020
3,000,000		Wisconsin State HEFA, 6.625% (ProHealth Care, Inc.)/(Original Issue Yield: 6.87%), 2/15/2039	3,075,810
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	6,156,040
300,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	289,050
430,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	401,457
1,810,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	1,844,607
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,608,940
1,000,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	896,060
2,000,000	1,2	Wisconsin State, UT GO Bonds (ROLs II-R11604), 12.62%, 5/1/2016	2,118,300
4,000,000		Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	4,085,720
		TOTAL	29,640,627
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $450,854,768)	446,441,584
		SHORT-TERM MUNICIPALS --0.5%3
		California--0.3%
1,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.250%, 7/1/2009	1,200,000
		Ohio--0.2%
900,000		Ohio State Higher Educational Facilities, (Series B-3) Daily VRDNs (Cleveland Clinic), 0.180%, 7/1/2009	900,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	2,100,000
		TOTAL MUNICIPAL INVESTMENTS---99.7% (IDENTIFIED COST $452,954,768)4

448,541,584

OTHER ASSETS AND LIABILITIES---NET---0.3%5

1,488,430

TOTAL NET ASSETS---100%

$
450,030,014

At June 30, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $9,960,782, which represented 2.2% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2009, these liquid restricted securities amounted to $9,960,782, which represented 2.2% of total net assets.

3	Current rate and next reset date shown for Variable Rate Demand Notes.
4
At June 30, 2009, the cost of investments for federal tax purposes was $452,935,868. The net unrealized depreciation of investments for federal tax purposes was $4,394,284. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,097,295 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,491,579.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Municipal Bonds	$---	$446,441,584	$---	$446,441,584
Short-Term Municipals	---	2,100,000	---	2,100,000
TOTAL SECURITIES	$---	$448,541,584	$---	$448,541,584

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
INS	--Insured
ISD	--Independent School District
LID	--Local Improvement District
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--National Public Finance Guarantee Corp. (as restructured from MBIA Insurance Corp.)
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
USD	--Unified School District
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Municipal Securities Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009